OTHER PAYABLES AND ACCRUED LIABILITIES (Schedule of Other Payables and Accrued Liabilities) (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
ForeignCurrencyLineItems [Line Items]
Contract deposits | ¥			¥ 102	¥ 102
Social security payable | ¥	[1]		102	68
Payroll payable | ¥			442	376
Welfare payable | ¥			14	1
Accrued expenses | ¥			964	2,372
Others | ¥			15	7
Other payables and accrued liabilities | ¥			¥ 1,639	¥ 2,926
USD [Member]
ForeignCurrencyLineItems [Line Items]
Contract deposits | $		$ 15
Social security payable | $	[1]	15
Payroll payable | $		64
Welfare payable | $		2
Accrued expenses | $		140
Others | $		2
Other payables and accrued liabilities | $		$ 238

[1]	The social security represents amounts payable to the PRC government-managed retirement insurance, medical insurance, etc.